Unaudited Consolidated Statements of Comprehensive (Loss) Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (15,447)	$ 87,534	$ 33,675	$ 127,289
Other comprehensive (loss) income before reclassifications
Unrealized loss on marketable securities	(287)	(1,136)	(208)	(2,062)
Unrealized loss on qualifying cash flow hedging instruments	(1,121)	(22)	(2,064)	(554)
Pension adjustments, net of taxes	581		(132)	1,464
Foreign exchange gain (loss) on currency translation	44	(479)	(43)	653
Amounts reclassified from accumulated other comprehensive (loss) income To other income:
Impairment of marketable securities		2,062		2,062
To general and administrative expenses:
Realized loss on qualifying cash flow hedging instruments	391	88	782	84
Settlement of defined benefit pension plan		974		974
Other comprehensive (loss) income	(392)	1,487	(1,665)	2,621
Comprehensive (loss) income	(15,839)	89,021	32,010	129,910
Less: Comprehensive income attributable to non-controlling interests	(27,067)	(76,167)	(76,320)	(122,100)
Comprehensive (loss) income attributable to stockholders of Teekay Corporation	$ (42,906)	$ 12,854	$ (44,310)	$ 7,810